Income Taxes (Details Textual) (USD $)	3 Months Ended	12 Months Ended
	Dec. 31, 2010 Properties	Dec. 31, 2011 Properties	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Number of additional properties acquired		2
Income Taxes (Additional Textual) [Abstract]
Number of company acquired properties	2
Income tax expense		$ (633,000)	$ 31,000
Deferred tax assets	900,000	1,400,000	900,000
Income taxes associated with Company's discontinued operations		0
Deferred tax liabilities	$ 700,000	$ 5,000,000	$ 700,000
Washington D.C. [Member]
Income Taxes (Textual) [Abstract]
Franchise taxes effective rate			9.975%